SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Finite-Lived Core Deposits, Gross	$ 182,000	$ 298,000
Finite-Lived Intangible Assets, Net, Total	182,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	277,480	360,931
Building [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Furniture and Fixtures [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Core Deposits [Member]
Accounting Policies [Line Items]
Finite-Lived Core Deposits, Gross	1,400,000
Finite-Lived Intangible Assets, Accumulated Amortization	1,200,000
Finite-Lived Intangible Assets, Net, Total	$ 200,000